Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Revenue [Abstract]
Schedule of Deferred Revenue

Deferred revenue as of March 31, 2025 and 2026 consisted of the following:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Payments received from our clients in advance of performance obligations	$248,797	$304,144	$38,794

	As of March 31,
	2025	2026
	HKD	HKD	US$
Beginning balance	$296,304	$248,797	$31,734
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(292,795)	(248,797)	(31,734)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	245,288	304,144	38,794
Ending balance	$248,797	$304,144	$38,794